Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 99	$ 88	$ 27
Interest cost	184	178	51
Expected return on plan assets	(138)	(140)	(39)
Curtailment gain			(7)
Amortization of prior service cost (credit)	(1)	(2)	(2)
Special termination benefits			4
Settlement (gain) loss	1	1
Amortization of unrecognized actuarial (gain) loss	21	(20)	1
Net periodic benefit cost	166	105	35
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	50	47	33
Interest cost	124	127	120
Expected return on plan assets	(2)	(2)	(2)
Amortization of unrecognized actuarial (gain) loss	(3)	(2)	(12)
Net periodic benefit cost	$ 169	$ 170	$ 139